Income taxes - Unrecognized tax losses (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	$ 31,363
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	98
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	2,372
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	5,388
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	5,660
2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	5,843
Indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	12,002
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	19,361
Canada | 2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	98
Canada | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	2,372
Canada | 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	5,388
Canada | 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	5,660
Canada | 2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	5,843
Canada | Indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	0
Italy
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	11,239
Italy | 2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	0
Italy | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	0
Italy | 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	0
Italy | 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	0
Italy | 2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	0
Italy | Indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	11,239
France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	763
France | 2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	0
France | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	0
France | 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	0
France | 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	0
France | 2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	0
France | Indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized tax losses	$ 763